Stockholders’ Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stockholders’ Deficit [Abstract]
Schedule of Compensation Expense Related Restricted Stock Awards

The table below summarizes the compensation expense related to the Company’s restricted stock awards for the three months ended March 31:

	2025	2024
Directors
October 1, 2024 – 1,914,580 Directors’ share grant of common stock	$326,000	$—
February 23, 2023 – 168,419 share grant of common stock	14,000	43,000

Employees
January 15, 2025 – Captus Management team 4,083,400 restricted stock grant	248,000	—
December 17, 2024 – VP Energy 500,000 share grant of common stock	31,000	—
September 30, 2024 – CEO 1,671,682 share grant of common stock	136,000	—
June 19, 2023 – CFO 675,058 share grant of common stock	17,000	165,000
Total	$772,000	$208,000

The table below summarizes the compensation expense related to the Company’s restricted stock awards for the years ended December 31:

	2024	2023
Directors
October 1, 2024 – 1,914,580 Directors’ share grant of common stock	$623,000	$—
February 23, 2023 – 168,419 share grant of common stock	109,000	190,000

Consultants
December 5, 2024 – 58,644 share grant of common stock	—	20,000
August 23, 2023 – 48,000 share grant of common stock	—	24,000
October 26, 2021 – 17,724 share grant of common stock	—	129,000
October 22, 2021 – 8,637 share grant for common stock	—	66,000
October 20, 2021 – 17,724 share grant for common stock	—	154,000

Employees
December 17, 2024 – VP Energy 500,000 share grant of common stock	5,000	—
September 30, 2024 – CEO 1,671,682 share grant of common stock	454,000	—
June 19, 2023 – CFO 675,058 share grant of common stock	397,000	530,000
April 4, 2022 – CFO 166,667 share grant of common stock	—	395,000

Stock-based compensation expense reversal for April 4, 2022 grant	—	(1,910,000)

Other
Officer contributed capital	—	250,000
	$1,588,000	$(152,000)

Schedule of Service-Based RSUs
	Number of Units	Weighted Average Grant-date Per Share Fair Value
Balance as of December 31, 2024	4,620,511	$0.78
Granted	4,083,300	$0.45
Issued	(844,245)	$1.06
Forfeited	—	$—
Balance as of March 31, 2025	7,859,566	$0.55

The following table presents a summary of the activity of the RSUs:

	Number of Units	Weighted Average Grant-date er Share Fair Value
Balance as of December 31, 2022	—	—
Granted	843,478	$1.51
Vested	(112,508)	$1.40
Forfeited	—	$—
Balance as of December 31, 2023	730,970	$1.53
Granted	4,086,261	$0.62
Vested	(196,720)	$1.56
Forfeited	—	$—
Balance as of December 31, 2024	4,620,511	$0.73

Schedule of Warrants Transactions

Transactions involving warrants are as follows for the Three months ended March 31, 2025:

	Number of Shares	Weighted Average Strike Price/Share	Weighted Average Remaining Contractual Term (Years)	Weighted Average Grant Date Fair Value	Weighted Average Intrinsic Value
Outstanding – December 31, 2024	5,530,198	$0.55	9.68	$0.55	$0.39
Granted	6,866,856	1.50	9.79	0.17	—
Exercised	—	—	—	—	—
Expired	—	—	—	—	—
Outstanding – March 31, 2025	12,397,054	1.08	9.69	0.34	0.04
Exercisable – March 31, 2025	12,397,054	1.08	9.69	0.34	0.04
Non-exercisable – March 31, 2025	—	$—	—	$—	$—

Transactions involving warrants are as follows for the year ended December 31,:

2024	Number of Shares	Weighted Average Strike Price/Share	Weighted Average Remaining Contractual Term (Years)	Weighted Average Grant Date Fair Value	Weighted Average Intrinsic Value
Outstanding – December 31, 2023	1,844,781	$9.84	0.55	$1.36	$—
Granted	5,530,198	0.55	9.68	0.55	0.39
Exercised	(165,622)	0.006	0.75	9.06	1.48
Expired	(1,679,159)	10.98	—	7.55	—
Outstanding – December 31, 2024	5,530,198	0.55	9.68	0.55	0.39
Exercisable – December 31, 2024	5,530,198	0.55	9.68	0.55	0.39
Non-exercisable – December 31, 2024	—	$—	—	$—	$—
2023	Number of Shares	Weighted Average Strike Price/Share	Weighted Average Remaining Contractual Term (Years)	Weighted Average Grant Date Fair Value	Weighted Average Intrinsic Value
Outstanding – December 31, 2022	1,844,781	$9.84	1.39	$1.36	$—
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Expired	—	—	—	—	—
Outstanding – December 31, 2023	1,844,781	9.84	0.55	1.36	—
Exercisable – December 31, 2023	1,844,781	9.84	0.55	1.36	—
Non-exercisable – December 31, 2023	—	$—	—	$—	$—